Intangible Assets, Net (Other than Goodwill) (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Intangible Assets, Net (Other than Goodwill) [Abstract]
Amortization expense	$ 152,000	$ 428,000	$ 4,074,626	$ 2,255,122